787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

January 13, 2012

VIA EDGAR

John Grzeskiewicz

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AQR Funds

File Nos. 333-153445 and 811-22235

Post-Effective Amendment No. 27

Dear Mr. Grzeskiewicz:

On behalf of the AQR Tax-Managed Momentum Fund (the “Momentum Fund”), AQR Tax-Managed Small Cap Momentum Fund (the “Small Cap Momentum Fund”) and AQR Tax-Managed International Momentum Fund (the “International Momentum Fund”) (each, a “Fund” and together, the “Funds”), each a series of the AQR Funds (the “Trust”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment (the “Amendment”) No. 27 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on January 16, 2012. We have reviewed the Amendment and represent that it does not contain disclosures which would render them ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by John Grzeskiewicz of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on Thursday, December 15, 2011, regarding Post-Effective Amendment No. 26 to the Trust’s Registration Statement filed with the Commission on November 2, 2011. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Funds. The Funds’ responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

NEW YORK    WASHINGTON, DC    PARIS    LONDON    MILAN    ROME    FRANKFURT     BRUSSELS

January 13, 2012

Summary Prospectus

All Funds

Comment 1	Fee Table — Acquired Fund Fees and Expenses: Please confirm whether the Fund needs to provide a line item for acquired fund fees and expenses.

Response	The Fund confirms that it does not need to provide a line item for acquired fund fees and expenses.

Comment 2	Fee Table – Footnote 2 – Fee Waiver Agreement: Please confirm that the Example will only include fee waivers up to April 30, 2013, and will not include fee waivers after that date.

Response	Each Fund confirms.

Comment 3	Principal Investment Strategies: Each Fund discloses that it may invest in or use “other types of equity-linked derivative instruments.” Please list all “equity-linked derivative instruments” that will be a part of each Fund’s principal investment strategy.

Response	The requested change has been made. Each Fund will invest in equity swaps and equity index swaps as part of its principal investment strategy.

Comment 4	Principal Risks: Please specify the entity that develops the models disclosed in “Model and Data Risk”. The current disclosure is too generic. Please tie into the disclosure under Principal Investment Strategies.

Response	The current disclosure states that the models are “both proprietary models developed by the Adviser, and those supplied by third parties.” In addition, more robust Model and Data Risk disclosure is available in the statutory prospectus and the statement of additional information (“SAI”). The Funds respectfully submit that the Model and Data Risk disclosure in the summary prospectus is appropriate.

Momentum Fund and Small Cap Momentum Fund

Comment 5	Principal Investment Strategies: The last sentence in the second paragraph states that: “The Adviser will periodically review these thresholds and make adjustments as necessary.” How often does the Adviser review these thresholds? Does the Adviser have a set schedule to evaluate the thresholds? What would cause a Fund’s universe to change and what are the criteria for creating such a universe?

January 13, 2012

Response	AQR Capital Management, LLC (the “Adviser”) reviews these thresholds at least quarterly pursuant to an internal schedule. Each Fund’s universe is based on the total market capitalization of publicly-traded U.S. companies. An increase or decrease in the total market capitalization and market capitalization range of publicly-traded U.S. companies may cause a Fund’s universe to change. Since these Funds pursue a tax-managed strategy, the disclosure has been updated to state that the Adviser may purchase securities above or below (as applicable) the stated thresholds based on tax considerations and transaction costs.

International Momentum Fund

Comment 6	Principal Investment Strategies: The first sentence of the third paragraph states: “The Fund will generally invest only in developed markets outside the U.S.” The word “only” implies that the Fund will invest 100% of its assets outside the U.S. Please consider and confirm whether the Fund will invest 100% of its assets outside the United States.

Response	The disclosure has been revised to delete the word “only.” The Fund confirms that it will invest in the securities of non-U.S. companies.

Comment 7	Principal Investment Strategies: The Fund discloses the names of 20 countries it considers to be developed markets. Is there a policy of diversifying among these 20 countries? Please clarify whether there is a minimum or maximum percentage of the Fund’s investments that is permitted in each of the 20 countries. Please also explain what would cause the list of 20 countries to change. What notice would be provided to shareholders if the list of 20 countries changes?

Response	The Fund has not adopted a policy of diversifying among these 20 countries and there is no minimum or maximum percentage restricting the Fund’s investments permitted in each of the 20 countries. Disclosure providing that the Fund may invest in any one country without limit has been added. The disclosure has also been revised to state that the list is subject to change from time to time, thereby providing notice to investors in the Fund. The list of 20 countries would change if the Adviser determines that certain countries no longer constitute developed markets or have become developed markets and therefore should be added or removed.

Statutory Prospectus

All Funds

Comment 8	Principal Investment Strategies: Confirm that each Fund’s disclosure is robust enough. This disclosure looks very similar to the disclosure in the summary prospectus.

January 13, 2012

Response	Each Fund seeks to ensure that its summary prospectus principal investment strategies disclosure is robust enough, which may lead to similar disclosure in the summary and statutory sections of the prospectus. The statutory principal investment strategies section for each Fund includes additional disclosure that is not disclosed in the summary section.

Statement of Additional Information

Comment 9	Securities, Investment Strategies and Related Risks: Please confirm that the portfolio managers understand that a strategy that is only disclosed in the SAI, and not the prospectus, is not a principal investment strategy.

Response	Each Fund confirms that its portfolio managers understand.

Comment 10	Securities, Investment Strategies and Related Risks: Please confirm whether the Fund will write credit default swaps.

Response	The first page of the SAI provides that the SAI relates only to the Funds, and not other series of the Trust. The Funds do not write credit default swaps.

Comment 11	Fundamental investment restriction number 5 states that the Fund “May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.” For the Funds, please remove the word “physical” from this investment restriction.

Response	For the Funds, fundamental restriction number 5 states: “AQR Multi-Strategy Alternative Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund may not purchase commodities or contracts relating to commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.” In response to a comment received from Linda Stirling of the Staff on June 14, 2011 to the Trust’s registration statement relating to AQR Multi-Strategy Alternative Fund, the Trust agreed to remove the word “physical” in fundamental investment restriction number 5 for the AQR Multi-Strategy Alternative Fund and any future series of the Trust. We therefore have not included the word “physical” in fundamental investment restriction number 5 for the Funds.

* * * * * * * * * *

January 13, 2012

Each Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Fund’s documents, and represents that it will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Fund.

Please do not hesitate to contact me at (212) 728-8865 if you have comments or if you require additional information regarding the Registration Statement.

Respectfully submitted,

/s/ Ryan P. Brizek

Ryan P. Brizek

cc:	Rose F. DiMartino, Esq.

Brendan R. Kalb, Esq.

Nicole DonVito, Esq.